Commitments and Contingencies - Summary of Deferred Rent (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Deferred Rent [Line Items]
Deferred rent included in accrued expenses and other current liabilities	$ 239	$ 231	$ 153
Deferred rent included in other liabilities	537	607	541
Total deferred rent	$ 776	$ 838	$ 694